LEASES, Lease Costs (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($) Agreement
Operating Lease [Abstract]
Number of new lease agreements added | Agreement			2
Components of Lease Costs [Abstract]
Operating lease costs | $	$ 532,552	$ 435,824	$ 98,721
Minimum [Member]
Operating Lease [Abstract]
Lease term	2 years
Maximum [Member]
Operating Lease [Abstract]
Lease term	3 years